COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 13: COMMITMENTS AND CONTINGENCIES

Lease Commitments

On September 29, 2010, the Company entered into a commercial lease agreement with CompleGen, Inc. for laboratory space located in Seattle, WA. The lease provides for monthly rent of $3,658 and a security deposit of $3,658. The lease terms are from September 29, 2010 through March 31, 2011, at which time the lease has converted to month to month unless two months’ prior written notice of the intent to terminate the agreement is given. The monthly rent for the lease increased to $4,267 commencing January 2012. For the year ended December 31, 2012, the Company incurred $46,529 of rent expense for the lease. The lease was terminated in December 2012, and the rental deposit was applied to the rent of the final month.

On March 4, 2011, the Company entered into a commercial lease agreement with Sanders Properties, LLC for office space located in Seattle, WA. The lease provides for monthly rent of $1,100 and a security deposit of $1,500. The lease terms are from April 1, 2011 through March 31, 2013. For the year ended December 31, 2012, the Company incurred $13,200 of rent expense for the lease.

On July 9, 2011, the Company entered into a commercial lease agreement with Sanders Properties, LLC for additional office space located in Seattle, WA. The lease provides for monthly rent of $600 and a security deposit of $1,200. The lease terms are from July 11, 2011 through July 31, 2012. For the year ended December 31, 2012, the Company incurred $4,200 of rent expense for the lease. This lease terminated on July 31, 2012 and was not renewed.

On September 27, 2011, the Company entered into another commercial lease agreement with Sanders Properties, LLC for additional office space located in Seattle, WA. The lease provides for monthly rent of $1,400 and a security deposit of $1,000. The lease terms are from October 1, 2011 to March 31, 2012. For the period of October 1, 2011 through March 31, 2012, the Company incurred $8,400 of rent expense for the lease. This lease terminated on March 31, 2012 and was not renewed.

On December 9, 2011, the Company entered into another commercial lease agreement with Fred Hutchinson Research Center for lab and office space located in Seattle, WA. The lease provides for monthly rent of $16,395 for the period from February 24, 2012 to August 31, 2012, $19,923 for the period from September 1, 2012 to August 31, 2013, and $20,548 for the period from September 1, 2013 to November 29, 2014. The security deposit of $32,789 was paid in March 2012 and recorded as Security Deposit on the consolidated balance sheet as of December 31, 2012. For the year ended December 31, 2012, the Company incurred $208,581 of rent expense for the lease, which included leasing office management expenses.

The future minimum lease payments due subsequent to December 31, 2012 under all non-cancelable operating leases for the next five years are as follows:

As of December 31,	Amount
2013	$262,159
2014	246,808
2015	-
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$508,967

Contingencies

On June 30, 2011, Robert Kelly, the Company’s former President, filed a counterclaim against the Company in an arbitration proceeding, alleging breach of contract in connection with the termination of a consulting agreement between Mr. Kelly (dba Pitslayer LLC) and the Company that was entered into in July 2010 in connection with his resignation from the Company as President and a director. The consulting agreement was terminated by the Company in September 2010. Mr. Kelly seeks $450,000 in compensatory damages, which is the amount he claims would have been earned had the consulting agreement been fulfilled to completion.

On December 11, 2012, Mr. Kelly filed a complaint in the United States District Court, Western Division of Washington seeking compensatory damages, interest and attorneys’ fees related to the termination of Mr. Kelly’s consulting contract and the rescission of shares issued to him in July 2010 in connection with his resignation from the Company as President and a director.  The specific amount of damages sought is to be proven at trial and is not specified.

On February 26, 2013, Mr. Victor Cononi filed a complaint in the United States District Court, Western Division of Washington seeking compensatory damages, interest and attorneys’ fees related to the rescission of shares issued to him in July 2010 in connection with Mr. Kelly’s resignation from the Company as President and a director.  Mr. Cononi is the father of Mr. Kelly’s paramour. The specific amount of damages sought is to be proven at trial and is not specified.

A hearing in the arbitration has been postponed pending certain procedures in the above Western Division action and may be delayed further to accommodate other third party civil and federal criminal proceedings alleging securities and wire fraud that have been brought against Mr. Kelly with respect to his prior employment and predating his service with the Company.

The Company is reasonably confident in its defenses to Mr. Kelly’s and Mr. Cononi’s claims. Consequently, no provision or liability has been recorded for these claims as of December 31, 2012.  However, it is at least reasonably possible that the Company’s estimate of liability may change in the near term. Any payments by reason of an adverse determination in this matter will be charged to earnings in the period of determination.